NOTE 6 - DEBT - Debt Obligations (Details) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt
Less Current Portion		(494,194)
Citibank Note Payable
Long Term Debt		8,667
Citibank Line of Credit
Long Term Debt		$ 485,527